Goodwill and Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Goodwill, Accumulated Impairments and Net Goodwill for Each Reporting Units and Reportable Segments

The following table summarizes our goodwill, accumulated impairments and net goodwill for our reporting units and reportable segments.

	As of December 31, 2013			As of December 31, 2012
(Dollars in millions)	Gross	Accumulated Impairments	Net	Gross	Accumulated Impairments	Net
Total FFELP Loans reportable segment	$194	$(4)	$190	$194	$(4)	$190
Total Consumer Lending reportable segment	147	—	147	147	—	147
Business Services reportable segment:
Servicing	50	—	50	50	—	50
Contingency Services	136	(129)	7	136	(129)	7
Wind-down Guarantor Servicing	256	(256)	—	256	(256)	—
Insurance Services	9	(9)	—	9	(9)	—
Upromise	43	(43)	—	140	(140)	—

Total Business Services reportable segment	494	(437)	57	591	(534)	57

Total	$835	$(441)	$394	$932	$(538)	$394

Carrying Value and Excess Percentage of Fair Value Over Carrying Value for Reporting Units

The following table illustrates the carrying value of equity for each reporting unit with remaining goodwill as of December 31, 2013, and the percentage by which the estimated fair value determined in conjunction with Step 1 impairment testing in the fourth quarter of 2013 exceeds the carrying value of equity.

(Dollars in millions)	Carrying Value of Equity	% of Fair Value in Excess of Carrying Value
FFELP Loans	$930	202%
Consumer Lending	4,335	80%
Servicing	137	966%
Contingency Services	53	193%

Acquired Intangible Assets

Acquired intangible assets include the following:

	As of December 31, 2013			As of December 31, 2012
(Dollars in millions)	Cost Basis(1)	Accumulated Impairment and Amortization(1)	Net	Cost Basis(1)	Accumulated Impairment and Amortization(1)	Net
Intangible assets subject to amortization:
Customer, services and lending relationships	$278	$(261)	$17	$303	$(270)	$33
Software and technology	79	(79)	—	93	(93)	—
Tradenames and trademarks	34	(21)	13	54	(34)	20

Total acquired intangible assets	$391	$(361)	$30	$450	$(397)	$53

(1)

Accumulated impairment and amortization includes impairment amounts only if the acquired intangible asset has been deemed partially impaired. When an acquired intangible asset is considered fully impaired, and no longer in use, the cost basis and any accumulated amortization related to the asset is written off.

(2)	Intangible assets not subject to amortization include tradenames and trademarks totaling $6 million and $10 million, net of accumulated impairment as of December 31, 2013 and 2012, respectively.